Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
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Property, Plant and Equipment
17.	Property, Plant and Equipment

	June 30, 2022
(in thousands)	Leasehold Improvements	Right of Use Assets- Property	Other	Total
Cost
Balance - January 1, 2022	$4,382	$4,793	$4,856	$14,031
Additions	-	-	96	96
Disposals	(4)	-	(7)	(11)
Balance - June 30, 2022	$4,378	$4,793	$4,945	$14,116
Accumulated Depreciation
Balance - January 1, 2022	$(3,226)	$(2,196)	$(3,100)	$(8,522)
Disposals	4	-	7	11
Depreciation	(161)	(383)	(247)	(791)
Balance - June 30, 2022	$(3,383)	$(2,579)	$(3,340)	$(9,302)
Net book value - June 30, 2022	$995	$2,214	$1,605	$4,814

	December 31, 2021
(in thousands)	Leasehold Improvements	Right of Use Assets- Property	Other	Total
Cost
Balance - January 1, 2021	$4,382	$4,793	$4,131	$13,306
Additions	-	-	730	730
Disposals	-	-	(5)	(5)
Balance - December 31, 2021	$4,382	$4,793	$4,856	$14,031
Accumulated Depreciation
Balance - January 1, 2021	$(2,906)	$(1,444)	$(2,667)	$(7,017)
Disposals	-	-	5	5
Depreciation	(320)	(752)	(438)	(1,510)
Balance - December 31, 2021	$(3,226)	$(2,196)	$(3,100)	$(8,522)

Net book value - December 31, 2021	$1,156	$2,597	$1,756	$5,509